Average Annual Total Returns - Class K - BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO - Class K Shares	Jan. 28, 2021
Average Annual Return:
1 Year	19.91%
5 Years	14.03%
10 Years	17.43%
After Taxes on Distributions
Average Annual Return:
1 Year	18.60%
5 Years	12.84%
10 Years	15.57%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	12.56%
5 Years	11.02%
10 Years	14.05%